UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Criterion Capital Management, LLC
Address:  One Maritime Plaza, Suite 1460
          San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Daniel Beckham
Title:    Chief Operating Officer
Phone:    (415) 834-2417

Signature, Place and Date of Signing:


/s/ R. Daniel Beckham         San Francisco, CA   November 14, 2006

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      557,880 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER           TITLE                VALUE             SH/  PUT  INV  OTH    VOTING AUTH
                         OF      CUSIP        X1000   SHARES    PRN  /    .    ER
                         CLASS                                       CAL  DIS  MGR
                                                                     L    C
                                                                                    SOLE   SHR  NON
                                                                                                 E
FOCUS MEDIA HLDG LTD     COMMON  34415V109    869     15000     SH        SOL        15000
                                                                          E

GARMIN LTD               COMMON  G37260109    7317    150000    SH   CAL  SOL        150000
                                                                     L    E

GIGAMEDIA LTD            COMMON  Y2711Y104    30094   2686984   SH        SOL        268698
                                                                          E          4

JOINT STK CO COMSTAR     COMMON  47972P109    279     48036     SH        SOL        48036
UTD                                                                       E

ADVENT SOFTWARE INC      COMMON  007974108    51261   1415667   SH        SOL        141566
                                                                          E          7

AKAMAI TECHNOLOGIES INC  COMMON  00971T101    2649    53000     SH   CAL  SOL        53000
                                                                     L    E

AMERICAN TOWER SYS CORP  COMMON  029912201    69159   1894763   SH        SOL        189476
                                                                          E          3

AVAYA INC                COMMON  053499109    20592   1800000   SH        SOL        180000
                                                                          E          0

BAIDU COM INC            COMMON  056752108    1313    15000     SH        SOL        15000
                                                                          E

CADENCE DESIGN SYSTEMS   COMMON  127387108    3731    220000    SH        SOL        220000
INC                                                                       E

CROWN CASTLE INTL CORP   COMMON  228227104    7224    205000    SH        SOL        205000
                                                                          E

EBAY INC                 COMMON  278642103    6948    245000    SH   CAL  SOL        245000
                                                                     L    E

ESCHELON TELECOM INC     COMMON  296290109    10493   617600    SH        SOL        617600
                                                                          E

FIBERTOWER CORPORATION   COMMON  31567R100    7399    783000    SH        SOL        783000
                                                                          E

FISERV INC               COMMON  337738108    6828    145000    SH        SOL        145000
                                                                          E

FREESCALE SEMICONDUCTOR  COMMON  35687M107    8752    230000    SH        SOL        230000
INC                                                                       E

GARTNER GROUP INC NEW-   COMMON  366651107    40679   2312600   SH        SOL        231260
CL A                                                                      E          0

GOOGLE INC               COMMON  38259P508    4019    10000     SH   CAL  SOL        10000
                                                                     L    E

INTL RECTIFIER CORP      COMMON  460254105    2474    71000     SH        SOL        71000
                                                                          E

LAMAR ADVERTISING CO-CL  COMMON  512815101    41382   774800    SH        SOL        774800
A                                                                         E

LATTICE SEMICONDUCTOR    COMMON  518415104    31710   4649611   SH        SOL        464961
CORP                                                                      E          1

LAWSON SOFTWARE INC      COMMON  52078P102    1378    190000    SH        SOL        190000
                                                                          E

LEAP WIRELSS INTL INC    COMMON  521863308    36816   759249    SH        SOL        759249
                                                                          E

MICROSOFT CORP           COMMON  594918104    5060    185000    SH        SOL        185000
                                                                          E

MOVE INC                 COMMON  62458M108    30063   6122815   SH        SOL        612281
                                                                          E          5

NTELOS HOLDINGS CORP     COMMON  67020Q107    4367    341960    SH        SOL        341960
                                                                          E

OIL SVC HOLDRS TR        COMMON  678002106    7791    60000     SH        SOL        60000
                                                                          E

ORASCOM TELECOM S A E    COMMON  4007739      17900   324100    SH        SOL        324100
                                                                          E

PER-SE TECHNOLOGIES INC  COMMON  713569309    36999   1622065   SH        SOL        162206
                                                                          E          5

RED HAT INC              COMMON  756577102    2530    120000    SH   CAL  SOL        120000
                                                                     L    E

REYNOLDS & REYNOLDS CO   COMMON  761695105    36150   914958    SH        SOL        914958
CL A                                                                      E

RIVERBED TECHNOLOGY INC  COMMON  768573107    12423   637100    SH        SOL        637100
                                                                          E

SABA SOFTWARE INC        COMMON  784932600    1695    321660    SH        SOL        321660
                                                                          E

SANDISK CORP             COMMON  80004C101    6425    120000    SH   CAL  SOL        120000
                                                                     L    E

SEMICONDUCTOR HOLDRS TR  COMMON  816636203    1715    50000     SH   CAL  SOL        50000
                                                                     L    E

TRIDENT MICROSYSTEMS     COMMON  895919108    1396    60000     SH   CAL  SOL        60000
INC                                                                  L    E


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